Restatement of prior period information (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of expected impact of initial application of new standards or interpretations [abstract]
Company Income Statement
As explained in note 1, the Group adopted IFRS 17 Insurance Contracts on 1 January 2023. The following tables summarise the adjustments arising on the adoption of IFRS 17 to the Group’s:
•Consolidated income statement, consolidated statement of comprehensive income and consolidated cash flow statement for the year ended 31 December 2022
•Consolidated balance sheet at 31 December 2022

Consolidated income statement for the year ended 31 December 2022	Footnote	As previously reported £m	Impact of IFRS 17 (see below) £m	Other changes (see note 1) £m	Restated £m
Interest income		17,645	–	–	17,645
Interest expense	1	(3,688)	–	(1,035)	(4,723)
Net interest income		13,957	–	(1,035)	12,922
Fee and commission income		2,835	(45)	–	2,790
Fee and commission expense		(1,332)	262	–	(1,070)
Net fee and commission income		1,503	217	–	1,720
Net trading income (losses)		(19,987)	–	–	(19,987)
Insurance premium income	2	9,059	(9,059)	–
Insurance revenue	3		2,461	–	2,461
Insurance service expense	4		(3,863)	–	(3,863)
Net income (losses) from reinsurance contracts held			62	–	62
Insurance service result			(1,340)	–	(1,340)
Other operating income	5	1,276	63	–	1,339
Other income		(8,149)	(10,119)	–	(18,268)
Total income		5,808	(10,119)	(1,035)	(5,346)
Insurance claims and changes in insurance and investment contract liabilities	6	12,401	(12,401)	–
Net finance (expense) income from insurance, participating investment and reinsurance contracts	7		15,893	–	15,893
Movement in third party interests in consolidated funds	1		–	1,035	1,035
Change in non-participating investment contracts	8		3,959	–	3,959
Total income, after net finance (expense) income in respect of insurance and investment contracts		18,209	(2,668)	–	15,541
Operating expenses	9	(9,759)	522	–	(9,237)
Impairment		(1,522)	–	–	(1,522)
Profit before tax		6,928	(2,146)	–	4,782
Tax expense		(1,373)	514	–	(859)
Profit for the year		5,555	(1,632)	–	3,923

Profit attributable to ordinary shareholders		5,021	(1,632)	–	3,389
Profit attributable to other equity holders		438	–	–	438
Profit attributable to equity holders		5,459	(1,632)	–	3,827
Profit attributable to non-controlling interests		96	–	–	96
Profit for the year		5,555	(1,632)	–	3,923

Basic earnings per share		7.3p	(2.4p)	–	4.9p
Diluted earnings per share		7.2p	(2.3p)	–	4.9p
1    Movement in third party interests in consolidated funds is reclassified from interest expense to a separate line on the face of the income statement.
2    Insurance premium income is removed as this is no longer presented in the income statement under IFRS 17.
3    Insurance revenue includes the CSM released to the income statement and changes in the risk adjustment related to current service (for more details on IFRS 17 measurement see note 1).
4    Insurance services expense includes incurred claims excluding any investment components, attributable service expenses and losses as a result of contract modifications.
5    The change in operating income is primarily driven by the removal of the movement in the value of in-force asset.
6    These changes are analysed using different line items under IFRS 17.
7    Finance related changes to the carrying value of insurance, participating investment and reinsurance contracts.
8    Change in non-participating investment contracts is presented as a separate line item.
9    Maintenance expenses are included within insurance service expense and acquisition expenses are deferred within the CSM under IFRS 17.
Note 54: Restatement of prior period information continued

Consolidated statement of comprehensive income for the year ended 31 December 2022	As previously reported £m	Impact of IFRS 17 £m	Restated £m
Profit for the year	5,555	(1,632)	3,923
Other comprehensive income
Items that will not subsequently be reclassified to profit or loss:
Post-retirement defined benefit scheme remeasurements:
Remeasurements before tax	(3,012)	–	(3,012)
Tax	860	–	860
	(2,152)	–	(2,152)
Movements in revaluation reserve in respect of equity shares held at fair value through other comprehensive income:
Change in fair value	44	–	44
Tax	3	–	3
	47	–	47
Gains and losses attributable to own credit risk:
Gains before tax	519	–	519
Tax	(155)	–	(155)
	364	–	364
Items that may subsequently be reclassified to profit or loss:
Movements in revaluation reserve in respect of debt securities held at fair value through other comprehensive income:
Change in fair value	(133)	–	(133)
Income statement transfers in respect of disposals	(92)	–	(92)
Income statement transfers in respect of impairment	6	–	6
Tax	62	–	62
	(157)	–	(157)
Movements in cash flow hedging reserve:
Effective portion of changes in fair value taken to other comprehensive income	(6,990)	–	(6,990)
Net income statement transfers	43	–	43
Tax	1,928	–	1,928
	(5,019)	–	(5,019)
Movements in foreign currency translation reserve:
Currency translation differences (tax: £nil)	119	(3)	116
Transfers to income statement (tax: £nil)	(31)	–	(31)
	88	(3)	85
Total other comprehensive loss for the year, net of tax	(6,829)	(3)	(6,832)
Total comprehensive loss for the year	(1,274)	(1,635)	(2,909)

Total comprehensive loss attributable to ordinary shareholders	(1,808)	(1,635)	(3,443)
Total comprehensive income attributable to other equity holders	438	–	438
Total comprehensive loss attributable to equity holders	(1,370)	(1,635)	(3,005)
Total comprehensive income attributable to non-controlling interests	96	–	96
Total comprehensive loss for the year	(1,274)	(1,635)	(2,909)
Note 54: Restatement of prior period information continued

Consolidated balance sheet as at 31 December 2022	Footnote	As previously reported £m	IFRS 17 adjustments as at 1 Jan 2022 (see below) £m	Other changes (see note 1) £m	IFRS 17 2022 movements £m	Restated £m
Assets
Cash and balances at central banks		91,388	–	–	–	91,388
Items in the course of collection from banks		242	–	(242)	–
Financial assets at fair value through profit or loss	1	180,609	200	–	(40)	180,769
Derivative financial instruments		24,753	–	–	–	24,753
Financial assets at amortised cost		520,322	–	–	–	520,322
Financial assets at fair value through other comprehensive income		23,154	–	–	–	23,154
Reinsurance assets	2	616	(759)	–	143
Investments in joint ventures and associates		385	–	(385)	–
Goodwill		2,655	–	(2,655)	–
Value of in-force business	3	5,419	(5,317)	(174)	72
Other intangible assets		4,786	–	(4,786)	–
Goodwill and other intangible assets			–	7,615	–	7,615
Current tax recoverable		612	–	–	–	612
Deferred tax assets	4	5,228	655	–	539	6,422
Retirement benefit assets		3,823	–	–	–	3,823
Other assets	2	13,837	(47)	627	119	14,536
Total assets		877,829	(5,268)	–	833	873,394
Liabilities
Deposits from banks		7,266	–	–	–	7,266
Customer deposits		475,331	–	–	–	475,331
Repurchase agreements at amortised cost		48,596	–	–	–	48,596
Items in course of transmission to banks		372	–	(372)	–
Financial liabilities at fair value through profit or loss		17,755	–	–	–	17,755
Derivative financial instruments		24,042	–	–	–	24,042
Notes in circulation		1,280	–	–	–	1,280
Debt securities in issue at amortised cost		73,819	–	–	–	73,819
Liabilities arising from insurance and participating investment contracts	5	106,893	1,756	–	1,629	110,278
Liabilities arising from non-participating investment contracts	6	42,975	(4,150)	–	651	39,476
Other liabilities	7	19,090	(896)	372	198	18,764
Retirement benefit obligations		126	–	–	–	126
Current tax liabilities		8	–	–	–	8
Deferred tax liabilities	4	216	(31)	–	24	209
Other provisions		1,809	(12)	–	6	1,803
Subordinated liabilities		10,730	–	–	–	10,730
Total liabilities		830,308	(3,333)	–	2,508	829,483
Equity
Share capital		6,729	–	–	–	6,729
Share premium account		18,504	–	–	–	18,504
Other reserves		6,602	(12)	–	(3)	6,587
Retained profits		10,145	(1,923)	–	(1,672)	6,550
Ordinary shareholders’ equity		41,980	(1,935)	–	(1,675)	38,370
Other equity instruments		5,297	–	–	–	5,297
Total equity excluding non-controlling interests		47,277	(1,935)	–	(1,675)	43,667
Non-controlling interests		244	–	–	–	244
Total equity		47,521	(1,935)	–	(1,675)	43,911
Total equity and liabilities		877,829	(5,268)	–	833	873,394
1    Own shares held through consolidated collective investment vehicles classified as financial assets at fair value through profit or loss rather than in equity under IFRS 17.
2    Reinsurance assets are replaced by reinsurance contract assets, which are presented within other assets, under IFRS 17.
3    The value of in-force business (VIF) is not recognised on the balance sheet under IFRS 17 and acquired VIF presented within goodwill and other intangible assets.
4    Deferred tax assets and liabilities are recalculated based on IFRS 17 retained earnings.
5    Change in measurement basis of liabilities arising from insurance and participating investment contracts under IFRS 17.
6    Reclassification of certain hybrid unit-linked and With-Profit contracts from IFRS 9 to IFRS 17.
7    Unallocated surplus relating to the With-Profit funds is recognised as part of the liabilities arising from insurance and participating investment contracts under IFRS 17.
Note 54: Restatement of prior period information continued

Consolidated cash flow statement for the year ended 31 December 2022	As previously reported £m	Impact of IFRS 17 £m	Other changes (see note 1) £m	Restated £m
Cash flows from operating activities
Profit before tax	6,928	(2,146)	–	4,782
Adjustments for:
Change in operating assets	17,037	(302)	–	16,735
Change in operating liabilities	15,593	2,418	(16,530)	1,481
Non-cash and other items	(16,804)	30	16,530	(244)
Net tax paid	(743)	–	–	(743)
Net cash provided by operating activities	22,011	–	–	22,011
Cash flows from investing activities
Purchase of financial assets	(7,984)	–	–	(7,984)
Proceeds from sale and maturity of financial assets	11,172	–	–	11,172
Purchase of fixed assets	(3,855)	–	–	(3,855)
Proceeds from sale of fixed assets	1,550	–	–	1,550
Repayment of capital by joint ventures and associates	36	–	–	36
Acquisition of businesses, net of cash acquired	(409)	–	–	(409)
Net cash provided by investing activities	510	–	–	510
Cash flows from financing activities
Dividends paid to ordinary shareholders	(1,475)	–	–	(1,475)
Distributions in respect of other equity instruments	(438)	–	–	(438)
Distributions in respect of non-controlling interests	(92)	–	–	(92)
Interest paid on subordinated liabilities	(603)	–	–	(603)
Proceeds from issue of subordinated liabilities	838	–	–	838
Proceeds from issue of other equity instruments	745	–	–	745
Proceeds from issue of ordinary shares	31	–	–	31
Share buyback	(2,013)	–	–	(2,013)
Repayment of subordinated liabilities	(2,216)	–	–	(2,216)
Repurchases and redemptions of other equity instruments	(1,395)	–	–	(1,395)
Change in stake of non-controlling interests	5	–	–	5
Net cash used in financing activities	(6,613)	–	–	(6,613)
Effects of exchange rate changes on cash and cash equivalents	727	–	–	727
Change in cash and cash equivalents	16,635	–	–	16,635
Cash and cash equivalents at beginning of year	79,194	–	–	79,194
Cash and cash equivalents at end of year	95,829	–	–	95,829

	2023 £m	2022 £m	2021 £m
Net interest expense	(497)	(346)	(176)
Dividends from subsidiaries	5,024	1,120	3,600
Other income	743	770	633
Total income	5,270	1,544	4,057
Operating expenses	(225)	(200)	(164)
Impairment credit (charge)	10	(13)	–
Profit before tax	5,055	1,331	3,893
Tax credit	84	68	12
Profit for the year	5,139	1,399	3,905

Profit attributable to ordinary shareholders	4,612	961	3,476
Profit attributable to other equity holders	527	438	429
Profit for the year	5,139	1,399	3,905